PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Land, buildings and construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 118,348	R$ 112,438
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	783,183	642,592
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726